Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of property and equipment
	Machinery and equipment	Office and computers	Total
Cost
Balance at December 31, 2018	$2,300	$-	$2,300
Currency translation adjustment	(2)	-	(2)
Balance at December 31, 2019	$2,298	$-	$2,298
Additions	-	259	259
Disposal of assets	(142)	-	(142)
Balance at December 31, 2020	$2,156	$259	$2,415

Accumulated depreciation
Balance at December 31, 2018	$(775)	$-	$(775)
Depreciation for the year	(252)	-	(252)
Currency translation adjustment	1	-	1
Balance at December 31, 2019	$(1,026)	$-	$(1,026)
Depreciation for the year	(235)	(17)	(252)
Disposal of assets	85	-	85
Balance at December 31, 2020	$(1,176)	$(17)	$(1,193)

Net book value
Balance at December 31, 2019	$1,272	$-	$1,272
Balance at December 31, 2020	$980	$242	$1,222

Disclosure of changes in right-of-use asset
Total
Balance at December 31, 2019	$-
Acquired, upon acquisition of Eastmain (note 4ii)	236
Depreciation for the year	(17)
Balance at December 31, 2020	$219